Document And Entity Information	8 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Entity Registrant Name	Plastec Technologies, Ltd.
Entity Central Index Key	0001433309
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	pltyf
Entity Common Stock, Shares Outstanding	14,292,228
Document Type	F-1
Amendment Flag	true
Document Period End Date	Dec. 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Amendment Description	The purpose of this Amendment No. 3 to the Company's Registration Statement on Form F-1 is, among other things, to provide condensed parent-only financial statements of the Company as required by Regulation S-X.